Segmental analysis	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segmental analysis
Note 3: Segmental analysis
The Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) of Lloyds Bank plc remains the chief operating decision maker for the Group.
The Group’s activities are organised into two financial reporting segments: Retail and Commercial Banking. There has been no change to the descriptions of these segments as provided in note 4 to the Group’s financial statements for the year ended 31 December 2021, neither has there been any change to the Group’s segmental accounting for internal segment services or derivatives entered into by units for risk management purposes since 31 December 2021.
In the half-year to 30 June 2022:
•The Group has reviewed and updated its methodology for liquidity transfer pricing between segments
•Certain customer relationships have been migrated from the SME business within Commercial Banking to Business Banking within Retail
Comparatives have been presented on a consistent basis in respect of the above changes.

Half-year to 30 June 2022	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	4,819	1,109	161	6,089
Other income	956	347	660	1,963
Total income	5,775	1,456	821	8,052
Costs	(3,024)	(871)	(510)	(4,405)
Impairment (charge) credit	(314)	(77)	27	(364)
Profit before tax	2,437	508	338	3,283

External income	6,004	1,316	732	8,052
Inter-segment income (expense)	(229)	140	89	—
Segment income	5,775	1,456	821	8,052

Half-year to 30 June 2021[1]	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	4,392	930	54	5,376
Other income	830	377	724	1,931
Total income	5,222	1,307	778	7,307
Costs	(2,963)	(943)	(658)	(4,564)
Impairment credit	89	585	3	677
Profit before tax	2,348	949	123	3,420

External income	5,721	1,280	306	7,307
Inter-segment income (expense)	(499)	27	472	—
Segment income	5,222	1,307	778	7,307
[1]Restated, see page 45.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 3: Segmental analysis (continued)

	Segment external assets		Segment external liabilities
	At 30 Jun 2022 £m	At 31 Dec 2021[1] £m	At 30 Jun 2022 £m	At 31 Dec 2021[1] £m

Retail	376,473	372,152	326,049	323,118
Commercial Banking	81,403	77,045	120,995	119,077
Other	168,447	153,652	138,564	119,882
Total	626,323	602,849	585,608	562,077